UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-04264

Name of Fund: BlackRock California Insured Municipal Bond Fund of BlackRock
              California Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/07

Date of reporting period: 09/01/06 - 02/28/07

Item 1 - Report to Stockholders

ALTERNATIVES   BLACKROCK SOLUTIONS   EQUITIES
FIXED INCOME   LIQUIDITY             REAL ESTATE

BlackRock California Insured                                           BLACKROCK
Municipal Bond Fund
OF BLACKROCK CALIFORNIA
MUNICIPAL SERIES TRUST

SEMI-ANNUAL REPORT
FEBRUARY 28, 2007 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock California Insured Municipal Bond Fund

Portfolio Information as of February 28, 2007

                                                                      Percent of
Distribution by Market Sector                                  Total Investments
--------------------------------------------------------------------------------
Other Revenue Bonds......................................................  62.8%
General Obligation Bonds.................................................  29.1
Prerefunded Bonds........................................................   5.8
Mutual Funds.............................................................   0.2
Other*...................................................................   2.1
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.

Quality Ratings by                                                    Percent of
S&P/Moody's                                                    Total Investments
--------------------------------------------------------------------------------
AAA/Aaa..................................................................  92.6%
AA/Aa....................................................................   0.5
A/A......................................................................   0.6
NR (Not Rated)...........................................................   4.0
Other*...................................................................   2.3
--------------------------------------------------------------------------------
*     Includes portfolio holdings in mutual funds and short-term investments.


2      BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007

A Letter to Shareholders

Dear Shareholder

The new year began on a positive note for most financial markets, continuing the momentum from the fourth quarter of 2006. At the end of February, however, global equity markets registered their first significant decline since last summer. The market jitters were triggered by a significant setback in the Chinese market and were exacerbated by several concerns, notably a weakening economy, some disappointing corporate earnings announcements, geopolitical concerns related to Iran's nuclear program and increasing delinquencies in the subprime mortgage market. Despite the recent spate of volatility, underlying stock market fundamentals appear quite sound, supported by a generally good global economic backdrop, tame inflation, relatively low interest rates and attractive valuations.

Not unlike the equity market, the bond market also has seen volatility recently as observers have attempted to interpret mixed economic signals. A bond market rally late last year reversed early in 2007 as the economic data strengthened. Prices improved (and yields fell) again in February as equities struggled. Notably, the Treasury curve remained inverted for much of 2006 and into 2007. The 30-year Treasury yield stood at 4.68% on February 28, 2007, while the one-month Treasury offered the highest yield on the curve at 5.24%.

For its part, the Federal Reserve Board (the Fed) has left the target short-term interest rate on hold at 5.25% since first pausing on August 8, 2006. Although the central bankers continue to express concern about potential inflationary pressures, they also have made reference to signs of economic weakness in their public statements. Most observers expect the Fed to keep interest rates on hold for now, but acknowledge that the combination of a mild economic slowdown and moderating inflation could prompt an interest rate cut later in 2007.

Notwithstanding the volatility along the way, most major market indexes managed to post positive returns for the annual and semi-annual reporting periods ended February 28, 2007:

Total Returns as of February 28, 2007                                             6-month             12-month
==============================================================================================================
U.S. equities (Standard & Poor's 500 Index)                                        + 8.93%             +11.97%
--------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                       +10.76              + 9.87
--------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                  +12.17              +21.07
--------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                                + 3.66              + 5.54
--------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                     + 2.89              + 4.96
--------------------------------------------------------------------------------------------------------------
High yield bonds (Credit Suisse High Yield Index)                                  + 8.62              +12.36
--------------------------------------------------------------------------------------------------------------

If the recent market movements are any guide, 2007 could be a year of enhanced market volatility. As you navigate the uncertainties of the financial markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                     Sincerely,


                                                     /s/ Robert C. Doll, Jr.

                                                     Robert C. Doll, Jr.
                                                     Trust President and Trustee


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007      3

A Discussion With Your Fund's Portfolio Manager

      The Fund continued to emphasize a high degree of credit quality while seeking to maintain an above-average income accrual for shareholders.

Describe the recent market environment relative to municipal bonds.

Long-term bond yields moved slightly lower during the six-month period, as their prices correspondingly increased. The municipal bond market's strong technical position allowed long-term tax-exempt bond yields to decline more than taxable yields.

Bond prices began to improve early in the period as economic growth softened and the Federal Reserve Board (the Fed) opted to refrain from raising its target interest rate after 17 consecutive increases since mid-2004. Bond prices found additional support from moderating oil prices and, by the end of November, 30-year U.S. Treasury bond yields had declined 32 basis points (.32%) to 4.56%.

In December 2006 and January 2007, however, economic releases were generally stronger than expected. The more positive economic environment, coupled with year-end profit-taking, helped push bond yields higher. By the end of January, long-term U.S. Treasury bond yields had risen to 4.93% before falling again in February as softer economic news, particularly relating to employment and housing, allowed bond prices to rally once again.

At the end of February 2007, 30-year U.S. Treasury bond yields stood at 4.68%, a decline of 20 basis points over the past six months. Ten-year U.S. Treasury note yields declined 18 basis points during the period to 4.56%. Longer-maturity tax-exempt issues outperformed comparable U.S. Treasury issues as investor demand outstripped a resurgent new-issue calendar. As reported by Municipal Market Data, yields on AAA-rated municipal issues maturing in 30 years declined 28 basis points to 3.97%, while yields on 10-year, AAA-rated issues declined eight basis points to 3.67%.

Investor demand for municipal product remained strong throughout the six-month period. According to the Investment Company Institute, long-term municipal bond funds had net new cash flows of over $15 billion in 2006, a 200% increase compared to flows in 2005. This positive trend continued into 2007, with net cash flows in January exceeding $2.8 billion. Weekly fund flows, as reported by AMG Data, also have supported tax-exempt bond prices. Weekly average cash flows into long-term tax-exempt funds averaged more than $420 million over the past six months and more than $487 million in February. These flows represent a considerable improvement from weekly levels of $230 million - $250 million in the middle of 2006.

New issuance in the municipal market has surged in recent months as municipalities have rushed to take advantage of low market yields and solid investor demand. During the six-month period, more than $206 billion in new long-term tax-exempt bonds was issued, an increase of 19.5% versus the same period a year ago. During the last three months, more than $115 billion in new long-term municipal bonds was underwritten, an increase of over 50% compared to the same period a year earlier. The recent increase in issuance has made the municipal market's outperformance even more impressive. In the past three months, we saw more than 10 underwritings that were greater than $750 million in size. Investor demand has been so strong that these issues were well oversubscribed and saw their initial offering yields reduced by as much as 10 basis points.

Looking ahead, the tax-exempt bond market's technical position is likely to remain supportive, leading to continued outperformance relative to taxable issues. We believe recent stock market volatility and a benign inflationary environment should foster continued retail demand for municipal product in the coming months.

Describe conditions in the State of California.

The State of California ended the period with credit ratings of A1, A+ and A+ from Moody's, Standard & Poor's and Fitch, respectively. The state's steadily improving economy, combined with the more settled political environment, has resulted in annual rating upgrades over the past three years. The expanding economy has helped to significantly stabilize the state's fiscal position.

California's fiscal year 2007 budget totals $101 billion and was balanced with spending cuts. The budget includes allocations to repay debt, establish a General Fund reserve account and fully fund K-12 education programs. The state comptroller reports that through January 2007, California revenue increased more than 4% year-over-year, which is slightly less than projected. In November 2006, California voters approved $43 billion in infrastructure bonds. Key credit issues continue to be K-12 education, MediCal and pension liabilities funding. California's economic rebound continues to ease the state's


4      BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007
fiscal pressures and operating deficit, although economic growth did begin to slow in late 2006 amid declines in the housing and light vehicle manufacturing sectors.

California ranks ninth in debt per capita and 11th in debt as a percent of personal income, according to Moody's. The state's January 2007 unemployment rate was 4.8%, versus the national rate of 4.6%.

How did the Fund perform during the period?

For the six-month period ended February 28, 2007, BlackRock California Insured Municipal Bond Fund's Institutional, Investor A, Investor A1, Investor B, Investor C and Investor C1 Shares had total returns of +2.76%, +2.64%, +2.71%, +2.51%, +2.26% and +2.46%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 8 of this report to shareholders.) For the same period, the broad-market Lehman Brothers Municipal Bond Index returned +2.89%, and the Fund's comparable Lipper category of California Insured Municipal Debt Funds had an average return of +2.63%. (Funds in this Lipper category invest primarily in securities exempt from taxation in California and insured as to timely payment.)

Fund performance during the six-month period benefited from our continued focus on generating a high current yield for our shareholders. This was achieved primarily by enhancing the portfolio's coupon structure at a time when municipal yields are at historic lows in absolute terms. We also sought to enhance Fund returns through selective trading opportunities, swapping bonds out of the portfolio as compelling opportunities presented themselves in the new-issue market. In doing so, we continued to favor high-quality bonds over lower-rated issues, given tight credit spreads in the market.

What changes were made to the portfolio during the period?

The Fund's structure and investment strategy were largely unchanged during the semi-annual period. We continued to focus on enhancing the level of income provided to shareholders by maintaining a coupon structure that was well above the industry average. The average coupon of bonds in the portfolio at period-end was 5.40%, compared to the average for long-term California insured municipals of 4.50%. While emphasizing income generation, we also sought to limit price volatility by maintaining a slightly shorter duration than our Lipper peers.

New issuance in the California municipal market increased approximately 6.5% compared to the same six months a year ago. This presented us with some opportunities to make selective trades and swap into more attractive bonds in an effort to improve the Fund's coupon and call structures.

We continued to underweight our exposure to lower-rated, uninsured securities as credit spreads remained at historically tight levels. In our view, there was not ample yield pick-up to compensate for the risk of investing in these lower-rated bonds.

How would you characterize the Fund's position at the close of the period?

The Fund ended the period fully invested, reflecting our efforts to enhance income for shareholders, and with a neutral duration posture. We maintained the Fund's high degree of credit quality, with 94% of net assets invested in AAA-rated tax-exempt issues with bond insurance. Given the low absolute level of investment rates in the municipal market, tight credit spreads and a relatively flat yield curve, we expect to maintain this conservative approach. As such, we intend to focus on maintaining the Fund's superior income accrual while also limiting net asset value volatility.

Walter C. O'Connor, CFA
Vice President and Portfolio Manager

March 8, 2007


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007      5

Performance Data

About Fund Performance

Effective October 2, 2006, the Fund's Class A, Class B, Class C and Class I Shares were redesignated Investor A1, Investor B, Investor C1, and Institutional Shares, respectively. Also effective October 2, 2006, the Fund's Investor A Shares and Investor C Shares commenced operations. As previously communicated to shareholders, new sales charge schedules came into effect at the same time for certain of these classes.

The Fund has multiple classes of shares:

o Institutional Shares are not subject to any front-end sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to October 2, 2006, Investor A Share performance results were those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

o Investor A1 Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately ten years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results were those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to share holders. The Fund's Manager reimbursed a portion of its fee. Without such reimbursement, the Fund's total returns may have been lower.

Recent Performance Results

                                                   6-Month         12-Month         10-Year       Standardized
As of February 28, 2007                         Total Return     Total Return     Total Return    30-Day Yield
==============================================================================================================
Institutional Shares*                              +2.76%           +4.33%          +66.03%            3.81%
--------------------------------------------------------------------------------------------------------------
Investor A Shares*                                 +2.64            +4.07           +61.94             3.40
--------------------------------------------------------------------------------------------------------------
Investor A1 Shares*                                +2.71            +4.22           +64.38             3.56
--------------------------------------------------------------------------------------------------------------
Investor B Shares*                                 +2.51            +3.89           +58.00             3.31
--------------------------------------------------------------------------------------------------------------
Investor C Shares*                                 +2.26            +3.29           +50.28             2.79
--------------------------------------------------------------------------------------------------------------
Investor C1 Shares*                                +2.46            +3.70           +56.29             3.21
--------------------------------------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index**             +2.89            +4.96           +74.90               --
--------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date.
** This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.


6      BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007

BlackRock California Insured Municipal Bond Fund --Edgar

BlackRock California Insured Municipal Bond Fund's Institutional, Investor A and Investor A1 Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional, Investor A and Investor A1 Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from February 1997 to February 2007:


                                                                                                         Lehman Brothers
                             Institutional                 Investor A              Investor A1            Municipal Bond
                                  Shares*+                   Shares*+                 Shares*+                   Index++
2/97                               $10,000                    $ 9,575                  $ 9,600                   $10,000
2/98                               $10,890                    $10,401                  $10,444                   $10,914
2/99                               $11,520                    $10,976                  $11,047                   $11,585
2/00                               $10,961                    $10,417                  $10,492                   $11,344
2/01                               $12,405                    $11,761                  $11,862                   $12,744
2/02                               $13,253                    $12,533                  $12,670                   $13,615
2/03                               $14,220                    $13,414                  $13,570                   $14,659
2/04                               $15,001                    $14,115                  $14,301                   $15,582
2/05                               $15,377                    $14,433                  $14,644                   $16,043
2/06                               $15,914                    $14,900                  $15,141                   $16,664
2/07                               $16,603                    $15,506                  $15,781                   $17,490

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the State of California, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.
      Past performance is not indicative of future results.

Average Annual Total Return

                                                                      Return
================================================================================
Institutional Shares
================================================================================
One Year Ended 2/28/07                                                 +4.33%
--------------------------------------------------------------------------------
Five Years Ended 2/28/07                                               +4.61
--------------------------------------------------------------------------------
Ten Years Ended 2/28/07                                                +5.20
--------------------------------------------------------------------------------

                                           Return Without           Return With
                                            Sales Charge           Sales Charge*
================================================================================
Investor A Shares
================================================================================
One Year Ended 2/28/07                          +4.07%                 -0.36%
--------------------------------------------------------------------------------
Five Years Ended 2/28/07                        +4.35                  +3.45
--------------------------------------------------------------------------------
Ten Years Ended 2/28/07                         +4.94                  +4.48
--------------------------------------------------------------------------------

                                           Return Without           Return With
                                            Sales Charge          Sales Charge**
================================================================================
Investor A1 Shares
================================================================================
One Year Ended 2/28/07                          +4.22%                 +0.05%
--------------------------------------------------------------------------------
Five Years Ended 2/28/07                        +4.49                  +3.64
--------------------------------------------------------------------------------
Ten Years Ended 2/28/07                         +5.10                  +4.67
--------------------------------------------------------------------------------

*     Assuming maximum sales charge of 4.25%.
**    Assuming maximum sales charge of 4%.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007      7

Performance Data (concluded)

California Insured Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund --Edgar

BlackRock California Insured Municipal Bond Fund's Investor B, Investor C and Investor C1 Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Investor B, Investor C and Investor C1 Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from February 1997 to February 2007:

                                                                                                         Lehman Brothers
                             Investor B                    Investor C              Investor C1            Municipal Bond
                               Shares*+                      Shares*+                 Shares*+                   Index++
2/97                            $10,000                       $10,000                  $10,000                   $10,000
2/98                            $10,835                       $10,782                  $10,824                   $10,914
2/99                            $11,415                       $11,294                  $11,392                   $11,585
2/00                            $10,797                       $10,638                  $10,764                   $11,344
2/01                            $12,158                       $11,921                  $12,109                   $12,744
2/02                            $12,934                       $12,609                  $12,869                   $13,615
2/03                            $13,797                       $13,396                  $13,714                   $14,659
2/04                            $14,493                       $13,990                  $14,379                   $15,582
2/05                            $14,769                       $14,199                  $14,651                   $16,043
2/06                            $15,208                       $14,549                  $15,072                   $16,664
2/07                            $15,800                       $15,028                  $15,629                   $17,490

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests primarily in long-term investment grade obligations issued by or on behalf of the State of California, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.
      Past performance is not indicative of future results.

Average Annual Total Return

                                              Return                   Return
                                           Without CDSC             With CDSC+++
================================================================================
Investor B Shares+
================================================================================
One Year Ended 2/28/07                         +3.89%                   -0.11%
--------------------------------------------------------------------------------
Five Years Ended 2/28/07                       +4.08                    +3.74
--------------------------------------------------------------------------------
Ten Years Ended 2/28/07                        +4.68                    +4.68
--------------------------------------------------------------------------------

                                              Return                   Return
                                           Without CDSC             With CDSC+++
================================================================================
Investor C Shares++
================================================================================
One Year Ended 2/28/07                         +3.29%                   +2.29%
--------------------------------------------------------------------------------
Five Years Ended 2/28/07                       +3.57                    +3.57
--------------------------------------------------------------------------------
Ten Years Ended 2/28/07                        +4.16                    +4.16
--------------------------------------------------------------------------------

                                              Return                   Return
                                           Without CDSC             With CDSC+++
================================================================================
Investor C1 Shares++
================================================================================
One Year Ended 2/28/07                         +3.70%                   +2.70%
--------------------------------------------------------------------------------
Five Years Ended 2/28/07                       +3.96                    +3.96
--------------------------------------------------------------------------------
Ten Years Ended 2/28/07                        +4.57                    +4.57
--------------------------------------------------------------------------------

+ Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
++ Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
+++   Assuming payment of applicable contingent deferred sales charge.


8      BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on September 1, 2006 and held through February 28, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The Actual table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The Hypothetical table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the Hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Including Interest Expense and Fees

                                                                                                     Expenses Paid
                                                                                Ending                During the
                                                          Beginning          Account Value          Period++ Ended
                                                       Account Value+      February 28, 2007      February 28, 2007*
====================================================================================================================
Actual
====================================================================================================================
Institutional                                              $1,000              $1,027.60                 $4.68
--------------------------------------------------------------------------------------------------------------------
Investor A                                                 $1,000              $1,026.40                 $4.29
--------------------------------------------------------------------------------------------------------------------
Investor A1                                                $1,000              $1,027.10                 $5.18
--------------------------------------------------------------------------------------------------------------------
Investor B                                                 $1,000              $1,025.10                 $7.18
--------------------------------------------------------------------------------------------------------------------
Investor C                                                 $1,000              $1,022.60                 $6.40
--------------------------------------------------------------------------------------------------------------------
Investor C1                                                $1,000              $1,024.60                 $7.73
====================================================================================================================
Hypothetical (5% annual return before expenses)**
====================================================================================================================
Institutional                                              $1,000              $1,020.19                 $4.66
--------------------------------------------------------------------------------------------------------------------
Investor A                                                 $1,000              $1,015.65                 $4.27
--------------------------------------------------------------------------------------------------------------------
Investor A1                                                $1,000              $1,019.69                 $5.16
--------------------------------------------------------------------------------------------------------------------
Investor B                                                 $1,000              $1,017.71                 $7.15
--------------------------------------------------------------------------------------------------------------------
Investor C                                                 $1,000              $1,012.53                 $6.37
--------------------------------------------------------------------------------------------------------------------
Investor C1                                                $1,000              $1,017.16                 $7.70
--------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.93% for Institutional, 1.18% for Investor A, 1.03% for Investor A1, 1.43% for Investor B, 1.94% for Investor C and 1.54% for Investor C1), multiplied by the average account value over the period, multiplied by 181/365 for Institutional, Investor A1, Investor B and Investor C1 Shares and 150/365 for Investor A and Investor C Shares (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year for Institutional, Investor A1, Investor B and Investor C1 Shares and the actual days since inception for Investor A and Investor C Shares divided by 365.
+ September 1, 2006 for Institutional, Investor A1, Investor B and Investor C1 Shares and October 2, 2006 (commencement of operations) for Investor A and Investor C Shares.
++ The period represents the six months ended for Institutional, Investor A1, Investor B and Investor C1 Shares and from October 2, 2006 (commencement of operations) to February 28, 2007 for Investor A and Investor C Shares.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007      9

Disclosure of Expenses (concluded)

Excluding Interest Expense and Fees

                                                                                                     Expenses Paid
                                                                                Ending                During the
                                                          Beginning          Account Value          Period++ Ended
                                                       Account Value+      February 28, 2007      February 28, 2007*
====================================================================================================================
Actual
====================================================================================================================
Institutional                                              $1,000              $1,027.60                 $3.42
--------------------------------------------------------------------------------------------------------------------
Investor A                                                 $1,000              $1,026.40                 $3.25
--------------------------------------------------------------------------------------------------------------------
Investor A1                                                $1,000              $1,027.10                 $3.92
--------------------------------------------------------------------------------------------------------------------
Investor B                                                 $1,000              $1,025.10                 $5.92
--------------------------------------------------------------------------------------------------------------------
Investor C                                                 $1,000              $1,022.60                 $5.36
--------------------------------------------------------------------------------------------------------------------
Investor C1                                                $1,000              $1,024.60                 $6.48
====================================================================================================================
Hypothetical (5% annual return before expenses)**
====================================================================================================================
Institutional                                              $1,000              $1,021.43                 $3.41
--------------------------------------------------------------------------------------------------------------------
Investor A                                                 $1,000              $1,016.68                 $3.23
--------------------------------------------------------------------------------------------------------------------
Investor A1                                                $1,000              $1,020.93                 $3.91
--------------------------------------------------------------------------------------------------------------------
Investor B                                                 $1,000              $1,018.95                 $5.91
--------------------------------------------------------------------------------------------------------------------
Investor C                                                 $1,000              $1,013.55                 $5.34
--------------------------------------------------------------------------------------------------------------------
Investor C1                                                $1,000              $1,018.40                 $6.46
--------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.68% for Institutional, .93% for Investor A, .78% for Investor A1, 1.18% for Investor B, 1.69% for Investor C and 1.29% for Investor C1), multiplied by the average account value over the period, multiplied by 181/365 for Institutional, Investor A1, Investor B and Investor C1 Shares and 150/365 for Investor A and Investor C Shares (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year for Institutional, Investor A1, Investor B and Investor C1 Shares and the actual days since inception for Investor A and Investor C Shares divided by 365.
+ September 1, 2006 for Institutional, Investor A1, Investor B and Investor C1 Shares and October 2, 2006 (commencement of operations) for Investor A and Investor C Shares.
++ The period represents the six months ended for Institutional, Investor A1, Investor B and Investor C1 Shares and from October 2, 2006 (commencement of operations) to February 28, 2007 for Investor A and Investor C Shares.


10      BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007

Schedule of Investments as of February 28, 2007 (Unaudited)       (in Thousands)

     Face
   Amount   Municipal Bonds                                               Value
================================================================================
California -- 89.9%
--------------------------------------------------------------------------------
  $ 2,625   ABAG Finance Authority for Nonprofit Corporations,
            California, COP (Children's Hospital Medical Center),
            6% due 12/01/2029 (a)                                        $ 2,798
--------------------------------------------------------------------------------
    3,750   Alameda, California, Public Financing Authority, Local
            Agency Special Tax Revenue Bonds (Community Facility
            Number 1), Series A, 7% due 8/01/2019                          3,831
--------------------------------------------------------------------------------
    3,600   Alameda Corridor Transportation Authority, California,
            Revenue Bonds, Senior Lien, Series A, 5.25%
            due 10/01/2021 (g)                                             3,769
--------------------------------------------------------------------------------
    4,000   Anaheim, California, Public Financing Authority, Tax
            Allocation Revenue Refunding Bonds, RITES, 9.17%
            due 12/28/2018 (f)(g)(k)                                       4,325
--------------------------------------------------------------------------------
    2,000   Bakersfield, California, COP, Refunding (Convention
            Center Expansion Project), 5.875% due 4/01/2007 (g)(h)         2,024
--------------------------------------------------------------------------------
    5,000   Banning, California, Utility Authority, Water Enterprise
            Revenue Refunding Bonds (Improvement Projects),
            5.25% due 11/01/2035 (d)                                       5,518
--------------------------------------------------------------------------------
    2,935   Bay Area Government Association, California, Tax
            Allocation Revenue Bonds (California Redevelopment
            Agency Pool), Series A, 5.125% due 9/01/2025 (l)               3,169
--------------------------------------------------------------------------------
      770   Bay Area Government Association, California, Tax
            Allocation Revenue Refunding Bonds (California
            Redevelopment Agency Pool), Series A, 6%
            due 12/15/2024 (e)                                               775
--------------------------------------------------------------------------------
    2,665   Cajon Valley, California, Unified Elementary School
            District, GO (Election of 2000), Series E, 5%
            due 8/01/2031 (e)                                              2,872
--------------------------------------------------------------------------------
      320   California Educational Facilities Authority Revenue Bonds
            (University of the Pacific), 5.875% due 11/01/2020 (g)           344
--------------------------------------------------------------------------------
            California Health Facilities Financing Authority
            Revenue Bonds:
    5,000       DRIVERS, Series 181, 7.065%
                due 6/01/2022 (e)(k)                                       5,418
    3,000       (Kaiser Permanente), RIB, Series 26, 7.06%
                due 6/01/2022 (e)(k)                                       3,250
    2,080       (Sutter Health), Series A, 6.25% due 8/15/2035             2,270
--------------------------------------------------------------------------------
    2,355   California Health Facilities Financing Authority, Revenue
            Refunding Bonds (Catholic Healthcare West), Series A,
            6% due 7/01/2017 (g)                                           2,406
--------------------------------------------------------------------------------
            California State Public Works Board, Lease Revenue
            Bonds, Series A:
    1,000       (Office of Emergency Services), 5%
                due 3/01/2032 (d)                                          1,077
    3,000       (Various Community College Projects), 5.625%
                due 3/01/2016 (a)                                          3,035
--------------------------------------------------------------------------------
    5,000   California State, Various Purpose, GO, Refunding, 4.75%
            due 3/01/2035 (g)                                              5,212
--------------------------------------------------------------------------------
    2,475   California Statewide Communities Development
            Authority, Health Facility Revenue Bonds (Memorial
            Health Services), Series A, 6% due 10/01/2023                  2,754
--------------------------------------------------------------------------------
    1,720   Capistrano, California, Unified School District,
            Community Facility District, Special Tax Bonds (Number
            05-1 Rancho Madrina), 5.15% due 9/01/2029                      1,764
--------------------------------------------------------------------------------
    5,000   Chabot-Las Positas, California, Community College
            District, GO (Election of 2004), Series B, 5%
            due 8/01/2031 (a)                                              5,389
--------------------------------------------------------------------------------
    4,800   Contra Costa County, California, Public Financing
            Authority, Lease Revenue Bonds, Series A, 4.50%
            due 6/01/2027 (g)                                              4,895
--------------------------------------------------------------------------------
    5,585   Contra Costa County, California, Public Financing
            Authority, Lease Revenue Refunding Bonds (Various
            Capital Facilities), Series A, 5.35% due 8/01/2024 (g)         5,752
--------------------------------------------------------------------------------
            Corona, California, COP, Refunding
            (Corona Community) (h):
    2,065       8% due 3/01/2010                                           2,324
    2,230       8% due 3/01/2011                                           2,594
    2,410       8% due 3/01/2012                                           2,888
    2,605       8% due 3/01/2013                                           3,216
    2,810       8% due 3/01/2014                                           3,557
--------------------------------------------------------------------------------
    4,000   Corona, California, Department of Water and Power,
            COP, 5% due 9/01/2035 (g)                                      4,262
--------------------------------------------------------------------------------
    1,250   Cucamonga, California, County Water District, COP,
            Refunding, 5.50% due 9/01/2024 (d)                             1,348
--------------------------------------------------------------------------------
    4,805   Duarte, California, Unified School District, Capital
            Appreciation, GO (Election of 1998), Series E, 4.96%
            due 11/01/2030 (e)(i)                                          1,711
--------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
DRIVERS Derivative Inverse Tax-Exempt Receipts
GO      General Obligation Bonds
RIB     Residual Interest Bonds
RITES   Residual Interest Tax-Exempt Securities
RITR    Residual Interest Trust Receipts
ROLS    Reset Option Long Securities


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007      11

Schedule of Investments (continued)                               (in Thousands)

     Face
   Amount   Municipal Bonds                                               Value
================================================================================
California (continued)
--------------------------------------------------------------------------------
            East Side Union High School District, California, Santa
            Clara County, GO (Election of 2002), Series F (e):
  $ 1,625       5% due 8/01/2024                                         $ 1,760
    1,850       5% due 8/01/2025                                           2,002
--------------------------------------------------------------------------------
    1,000   Elk Grove, California, East Franklin Community
            Number 1 Special Tax, Series A, 6% due 8/01/2007 (h)           1,048
--------------------------------------------------------------------------------
    3,000   Etiwanda School District, California, Community
            Facilities District Number 8, Special Tax, 6.25%
            due 9/01/2032                                                  3,131
--------------------------------------------------------------------------------
            Eureka, California, Unified School District, GO
            (Election of 2002) (g)(i):
    2,545       5.18% due 8/01/2029                                          949
    2,685       4.52% due 8/01/2031                                          914
    2,760       5.26% due 8/01/2032                                          895
    2,835       4.54% due 8/01/2033                                          877
    2,990       5.27% due 8/01/2035                                          844
--------------------------------------------------------------------------------
    3,620   Fremont, California, GO (Election of 2002), Series B,
            5% due 8/01/2029 (d)                                           3,848
--------------------------------------------------------------------------------
    2,000   Glendale, California, Unified School District, GO,
            Series F, 5% due 9/01/2028 (g)                                 2,112
--------------------------------------------------------------------------------
    2,000   Hawthorne, California, School District, GO, Series A,
            5.50% due 11/01/2008 (d)(h)                                    2,102
--------------------------------------------------------------------------------
    5,080   Irvine, California, Unified School District, Special Tax
            Refunding Bonds (Community Facilities District
            Number 86-1), 5.50% due 11/01/2017 (a)                         5,241
--------------------------------------------------------------------------------
    4,445   Long Beach, California, Harbor Revenue Refunding
            Bonds, AMT, Series B, 5.20% due 5/15/2027 (g)                  4,739
--------------------------------------------------------------------------------
    4,000   Los Angeles, California, COP (Sonnenblick Del Rio West
            Los Angeles), 6.20% due 11/01/2031 (a)                         4,360
--------------------------------------------------------------------------------
    6,000   Los Angeles, California, Department of Airports, Airport
            Revenue Refunding Bonds (Ontario International
            Airport), AMT, Series A, 5% due 5/15/2026 (g)                  6,359
--------------------------------------------------------------------------------
    4,310   Los Angeles, California, Harbor Department Revenue
            Refunding Bonds, 7.60% due 10/01/2018 (c)(g)                   5,137
--------------------------------------------------------------------------------
   10,000   Los Angeles, California, Municipal Improvement
            Corporation, Lease Revenue Bonds (Police Headquarters
            Facility and Public Works Building), Series A, 5%
            due 1/01/2025 (d)                                             10,815
--------------------------------------------------------------------------------
    4,000   Los Angeles, California, Wastewater System Revenue
            Refunding Bonds, Series A, 5% due 6/01/2032 (g)                4,278
--------------------------------------------------------------------------------
            Los Angeles, California, Water and Power Revenue
            Refunding Bonds (Power System):
    5,400       Series A-A-1, 5.25% due 7/01/2020 (e)                      5,721
    4,000       Series A-A-2, 5.375% due 7/01/2021 (g)                     4,271
--------------------------------------------------------------------------------
    4,000   Los Angeles County, California, Metropolitan
            Transportation Authority, Sales Tax Revenue Refunding
            Bonds, Proposition A, First Tier Senior Series A, 5%
            due 7/01/2035 (a)                                              4,281
--------------------------------------------------------------------------------
            Los Angeles County, California, Sanitation Districts
            Financing Authority, Revenue Refunding Bonds (Capital
            Projects -- District Number 14), Sub-Series B (d):
    5,000       5% due 10/01/2029                                          5,360
    2,500       5% due 10/01/2030                                          2,680
--------------------------------------------------------------------------------
    4,275   Los Gatos, California, Unified School District, GO
            (Election of 2001), Series C, 5% due 8/01/2030 (d)             4,578
--------------------------------------------------------------------------------
    2,000   Los Rios, California, Community College District, GO
            (Election of 2002), Series B, 5% due 8/01/2027 (g)             2,126
--------------------------------------------------------------------------------
    2,220   Madera, California, Unified School District, GO (Election
            2002), 5% due 8/01/2028 (e)                                    2,332
--------------------------------------------------------------------------------
    5,500   Murrieta Valley, California, Unified School District,
            Public Financing Authority, Special Tax Revenue Bonds,
            Series A, 5.125% due 9/01/2026 (b)                             5,981
--------------------------------------------------------------------------------
    3,565   Oakland, California, Sewer Revenue Bonds, Series A,
            5% due 6/15/2028 (e)                                           3,788
--------------------------------------------------------------------------------
    3,000   Orange County, California, Community Facilities District,
            Special Tax Bonds (Number 04-1 Ladera Ranch),
            Series A, 5.15% due 8/15/2029                                  3,078
--------------------------------------------------------------------------------
    2,000   Orange County, California, Sanitation District, COP,
            5.25% due 2/01/2028 (d)                                        2,146
--------------------------------------------------------------------------------
    1,025   Palm Desert, California, Financing Authority, Tax
            Allocation Revenue Refunding Bonds (Project Area
            Number 1), 5.45% due 4/01/2007 (g)(h)                          1,047
--------------------------------------------------------------------------------
    1,500   Palm Springs, California, Financing Authority, Lease
            Revenue Refunding Bonds (Convention Center Project),
            Series A, 5.50% due 11/01/2029 (g)                             1,680
--------------------------------------------------------------------------------
    5,485   Peralta, California, Community College District, GO
            (Election of 2000), Series C, 5% due 8/01/2029 (g)             5,830
--------------------------------------------------------------------------------
    4,845   Placerville, California, Public Financing Authority,
            Revenue Refunding Bonds (Wastewater System
            Refunding and Improvement Project), 5%
            due 9/01/2034 (l)                                              5,187
--------------------------------------------------------------------------------
    1,000   Port of Oakland, California, Port Revenue Refunding
            Bonds, Series I, 5.60% due 11/01/2019 (g)                      1,032
--------------------------------------------------------------------------------
    5,778   Port of Oakland, California, RITR, AMT, Class R, Series 5,
            7.573% due 11/01/2012 (d)(k)                                   6,427
--------------------------------------------------------------------------------
    4,295   Riverside, California, Unified School District, GO
            (Election of 2001), Series B, 5% due 8/01/2030 (g)             4,629
--------------------------------------------------------------------------------
    1,750   Riverside County, California, Asset Leasing Corporation,
            Leasehold Revenue Refunding Bonds (Riverside County
            Hospital Project), Series B, 5.70% due 6/01/2016 (g)           1,936
--------------------------------------------------------------------------------
      285   Sacramento, California, City Financing Authority, Capital
            Improvement Revenue Bonds (Redevelopment Projects),
            5.75% due 12/01/2022 (a)                                         305
--------------------------------------------------------------------------------
    8,000   Sacramento, California, Municipal Utility District,
            Electric Revenue Refunding Bonds, Series L, 5.125%
            due 7/01/2022 (g)                                              8,192
--------------------------------------------------------------------------------
    3,400   Sacramento, California, Unified School District, GO
            (Election of 2002), 5% due 7/01/2027 (g)                       3,644
--------------------------------------------------------------------------------


12      BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007

Schedule of Investments (continued)                               (in Thousands)

     Face
   Amount   Municipal Bonds                                               Value
================================================================================
California (concluded)
--------------------------------------------------------------------------------
  $ 1,820   Saddleback Valley, California, Unified School District,
            GO, 5% due 8/01/2029 (e)                                     $ 1,936
--------------------------------------------------------------------------------
    3,500   Saddleback Valley, California, Unified School District,
            Public Financing Authority, Special Tax Revenue
            Refunding Bonds, Series A, 5.65% due 9/01/2017 (e)             3,535
--------------------------------------------------------------------------------
    2,000   San Bernardino, California, Joint Powers Financing
            Authority, Lease Revenue Bonds (Department of
            Transportation Lease), Series A, 5.50% due 12/01/2020 (g)      2,023
--------------------------------------------------------------------------------
    4,000   San Bernardino County, California, COP, Refunding
            (Medical Center Financing Project), 5.50%
            due 8/01/2019 (g)                                              4,006
--------------------------------------------------------------------------------
    2,000   San Diego, California, Certificates of Undivided Interest,
            Revenue Bonds, ROLS, Series 11-R-551X, 6.884%
            due 8/01/2024 (d)(k)                                           2,115
--------------------------------------------------------------------------------
   10,000   San Diego, California, Certificates of Undivided Interest,
            Water Utility Fund, Net System Revenue Bonds, 5%
            due 8/01/2021 (d)                                             10,274
--------------------------------------------------------------------------------
            San Diego, California, Public Facilities Financing
            Authority, Sewer Revenue Bonds (d):
    4,450       Series A, 5.25% due 5/15/2027                              4,507
    6,175       Series B, 5.25% due 5/15/2027                              6,254
--------------------------------------------------------------------------------
            San Diego County, California, Water Authority, Water
            Revenue Bonds, COP, Series A (e):
    7,350       5% due 5/01/2030                                           7,826
    4,000       5% due 5/01/2031                                           4,259
--------------------------------------------------------------------------------
            San Francisco, California, Bay Area Rapid Transit District,
            Sales Tax Revenue Refunding Bonds:
      980       5.125% due 7/01/2011 (a)(h)                                1,042
      345       5.125% due 7/01/2036 (a)                                     361
    6,270       Series A, 5% due 7/01/2030 (g)                             6,720
--------------------------------------------------------------------------------
    1,250   San Francisco, California, City and County Airport
            Commission, International Airport, Special Facilities
            Lease Revenue Bonds (SFO Fuel Company LLC), AMT,
            Series A, 6.10% due 1/01/2020 (e)                              1,298
--------------------------------------------------------------------------------
    5,790   San Joaquin Hills, California, Transportation Corridor
            Agency, Toll Road Revenue Refunding Bonds, Series A,
            5.375% due 1/15/2029 (g)                                       5,913
--------------------------------------------------------------------------------
    1,420   San Jose-Evergreen, California, Community College
            District, GO, Series B, 5.50% due 9/01/2021 (d)                1,503
--------------------------------------------------------------------------------
            San Juan, California, Unified School District, GO:
    3,740       5.625% due 8/01/2017 (d)                                   4,004
    3,000       5.70% due 8/01/2019 (e)                                    3,196
    4,345       5.625% due 8/01/2020 (d)                                   4,657
    3,500       (Election of 2002), 5% due 8/01/2028 (g)                   3,694
--------------------------------------------------------------------------------
    2,240   San Mateo County, California, Joint Powers Authority,
            Lease Revenue Refunding Bonds (Capital Projects),
            Series A, 5.125% due 7/15/2028 (e)                             2,297
--------------------------------------------------------------------------------
    1,650   Santa Margarita, California, Water District, Special Tax
            Refunding Bonds (Community Facilities District
            Number 99), Series 1, 6.20% due 9/01/2020                      1,761
--------------------------------------------------------------------------------
    4,000   Santa Monica, California, Redevelopment Agency, Tax
            Allocation Bonds (Earthquake Recovery Redevelopment
            Project), 6% due 7/01/2009 (a)(h)                              4,259
--------------------------------------------------------------------------------
            Santa Rosa, California, High School District, GO:
    1,000       5.70% due 5/01/2021 (e)                                    1,033
    1,000       (Election of 2002), 5% due 8/01/2028 (g)                   1,056
--------------------------------------------------------------------------------
    6,700   Sonoma County, California, Junior College District,
            GO (Election 2002), Refunding, Series B, 5%
            due 8/01/2028 (e)                                              7,175
--------------------------------------------------------------------------------
    4,865   South Tahoe, California, Joint Powers Financing
            Authority, Lease Revenue Refunding Bonds, 5.125%
            due 10/01/2025 (g)                                             5,322
--------------------------------------------------------------------------------
    1,400   Stockton, California, Public Financing Authority, Water
            Revenue Bonds (Water System Capital Improvement
            Projects), Series A, 5% due 10/01/2031 (g)                     1,501
--------------------------------------------------------------------------------
    4,600   Tamalpais, California, Union High School District, GO
            (Election of 2006), 5% due 8/01/2029 (g)                       4,958
--------------------------------------------------------------------------------
            Temecula Valley, California, Unified School District,
            Community Facilities District Number 02-1, Special
            Tax Bonds:
    1,255       5.125% due 9/01/2030                                       1,282
    1,905       5.125% due 9/01/2035                                       1,942
--------------------------------------------------------------------------------
    1,650   Turlock, California, Public Finance Authority, Sewer
            Revenue Bonds, Series A, 5% due 9/15/2026 (d)                  1,743
--------------------------------------------------------------------------------
    5,500   University of California, Hospital Revenue Refunding
            Bonds (UCLA Medical Center), Series B, 5.50%
            due 5/15/2021 (a)                                              6,092
--------------------------------------------------------------------------------
    4,215   Vista, California, Unified School District, GO, Series A,
            5.25% due 8/01/2025 (e)                                        4,489
--------------------------------------------------------------------------------


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007      13

Schedule of Investments (concluded)                               (in Thousands)

     Face
   Amount   Municipal Bonds                                               Value
================================================================================
Puerto Rico -- 1.7%
--------------------------------------------------------------------------------
  $ 6,610   Puerto Rico Commonwealth, Public Improvement, GO,
            Refunding, 5.70% due 7/01/2020 (g)                          $  7,028
--------------------------------------------------------------------------------
            Total Municipal Bonds
            (Cost -- $355,450) -- 91.6%                                  373,270
--------------------------------------------------------------------------------

================================================================================
            Municipal Bonds Held in Trust (m)
================================================================================
California -- 14.1%
--------------------------------------------------------------------------------
   14,000   California Health Facilities Financing Authority
            Revenue Bonds (Kaiser Permanente), Series A,
            5.50% due 6/01/2022 (e)                                       14,584
--------------------------------------------------------------------------------
    6,000   La Quinta, California, Financing Authority, Local
            Agency Revenue Bonds, Series A, 5.125%
            due 9/01/2034 (a)                                              6,442
--------------------------------------------------------------------------------
    8,000   Los Angeles, California, Unified School District, GO,
            Series A, 5% due 1/01/2028 (g)                                 8,653
--------------------------------------------------------------------------------
    2,540   Palm Desert, California, Financing Authority,
            Tax Allocation Revenue Refunding Bonds
            (Project Area Number 2), Series A, 5.125%
            due 8/01/2036 (a)                                              2,754
--------------------------------------------------------------------------------
    5,035   Port of Oakland, California, Revenue Bonds, AMT,
            Series K, 5.875% due 11/01/2017 (d)                            5,318
--------------------------------------------------------------------------------
   12,710   Port of Oakland, California, Revenue Refunding Bonds,
            AMT, Series L, 5.375% due 11/01/2027 (d)                      13,542
--------------------------------------------------------------------------------
    6,000   San Diego, California, Certificates of Undivided
            Interest Revenue Bonds (Water Utility Fund),
            5.20% due 8/01/2024 (d)                                        6,173
--------------------------------------------------------------------------------
            Total Municipal Bonds Held in Trust
            (Cost -- $55,995) -- 14.1%                                    57,466
--------------------------------------------------------------------------------

================================================================================
   Shares
     Held   Mutual Funds
================================================================================
       69   BlackRock California Insured Municipal
            2008 Term Trust, Inc. (f)                                     1,067
--------------------------------------------------------------------------------
            Total Mutual Funds
            (Cost -- $1,156) -- 0.3%                                      1,067
--------------------------------------------------------------------------------

================================================================================
            Short-Term Securities
================================================================================

    9,228   CMA California Municipal Money Fund, 3.03% (f)(j)             9,228
--------------------------------------------------------------------------------
            Total Short-Term Securities
            (Cost -- $9,228) -- 2.3%                                      9,228
--------------------------------------------------------------------------------
Total Investments (Cost -- $421,829*) -- 108.3%                         441,031

Liabilities in Excess of Other Assets -- (1.6%)                          (6,337)

Liability for Trust Certificates, Including
Interest Expense Payable -- (6.7%)                                      (27,351)
                                                                       --------
Net Assets -- 100.0%                                                   $407,343
                                                                       ========

* The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost.............................................      $394,607
                                                                       ========
      Gross unrealized appreciation..............................      $ 19,383
      Gross unrealized depreciation..............................          (102)
                                                                       --------
      Net unrealized appreciation................................      $ 19,281
                                                                       ========

(a)   AMBAC Insured.
(b)   Assured Guaranty Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FSA Insured.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                                       Interest/
                                      Purchase    Sales    Realized    Dividend
         Affiliate                      Cost      Cost       Gain       Income
      --------------------------------------------------------------------------
      Anaheim, California, Public
        Financing Authority, Tax
        Allocation Revenue
        Refunding Bonds, RITES,
        9.17% due 12/28/2018              --          --        --        $183
      BlackRock California Insured
        Municipal 2008 Term
        Trust, Inc.                       --          --        --        $ 26
      CMA California Municipal
        Money Fund                   $73,086     $70,109        --        $ 88
      --------------------------------------------------------------------------

(g)   MBIA Insured.
(h)   Prerefunded.
(i) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(j)   Represents the current yield as of February 28, 2007.
(k) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(l)   XL Capital Insured.
(m) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

      See Notes to Financial Statements.


14      BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007

Statement of Assets and Liabilities

As of February 28, 2007 (Unaudited)
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
   Investments in unaffiliated securities, at value (identified cost -- $407,329,325)...................                $426,410,281
   Investments in affiliated securities, at value (identified cost -- $14,499,438)......................                  14,620,327
   Cash.................................................................................................                      76,199
   Receivables:
       Interest (including $16,079 from affiliates)..................................................... $  5,433,780
       Beneficial interest sold.........................................................................      674,449
       Dividends........................................................................................        4,410      6,112,639
                                                                                                         ------------
   Prepaid expenses and other assets....................................................................                      22,340
                                                                                                                        ------------
   Total assets.........................................................................................                 447,241,786
                                                                                                                        ------------
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
   Trust certificates...................................................................................                  27,142,500
   Payables:
       Securities purchased.............................................................................   10,722,994
       Beneficial interest redeemed.....................................................................      820,770
       Dividends to shareholders........................................................................      687,808
       Interest expense.................................................................................      208,673
       Investment adviser...............................................................................      168,765
       Distributor......................................................................................       64,367
       Other affiliates.................................................................................       40,829     12,714,206
                                                                                                         ------------
   Accrued expenses.....................................................................................                      41,642
                                                                                                                        ------------
   Total liabilities....................................................................................                  39,898,348
                                                                                                                        ------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
   Net assets...........................................................................................                $407,343,438
                                                                                                                        ============
====================================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------------
   Institutional Shares of beneficial interest, $.10 par value, unlimited number of shares authorized...                $    370,113
   Investor A Shares of beneficial interest, $.10 par value, unlimited number of shares authorized......                      42,274
   Investor A1 Shares of beneficial interest, $.10 par value, unlimited number of shares authorized.....                   2,202,607
   Investor B Shares of beneficial interest, $.10 par value, unlimited number of shares authorized......                     507,255
   Investor C Shares of beneficial interest, $.10 par value, unlimited number of shares authorized......                      17,680
   Investor C1 Shares of beneficial interest, $.10 par value, unlimited number of shares authorized.....                     373,498
   Paid-in capital in excess of par.....................................................................                 384,461,933
   Undistributed investment income -- net............................................................... $    791,316
   Accumulated realized capital losses -- net...........................................................     (625,083)
   Unrealized appreciation -- net.......................................................................   19,201,845
                                                                                                         ------------
   Total accumulated earnings -- net....................................................................                  19,368,078
                                                                                                                        ------------
   Net Assets...........................................................................................                $407,343,438
                                                                                                                        ============
====================================================================================================================================
Net Asset Value
------------------------------------------------------------------------------------------------------------------------------------
   Institutional -- Based on net assets of $42,906,445 and 3,701,132 shares of beneficial
     interest outstanding...............................................................................                $      11.59
   Investor A -- Based on net assets of $4,898,127 and 422,736 shares of beneficial                                     ============
     interest outstanding...............................................................................                $      11.59
   Investor A1 -- Based on net assets of $255,346,141 and 22,026,074 shares of beneficial                               ============
     interest outstanding...............................................................................                $      11.59
   Investor B -- Based on net assets of $58,839,459 and 5,072,552 shares of beneficial                                  ============
     interest outstanding...............................................................................                $      11.60
   Investor C -- Based on net assets of $2,049,667 and 176,801 shares of beneficial                                     ============
     interest outstanding...............................................................................                $      11.59
   Investor C1 -- Based on net assets of $43,303,599 and 3,734,983 shares of beneficial                                 ============
     interest outstanding...............................................................................                $      11.59
                                                                                                                        ============

------------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007      15

Statement of Operations

For the Six Months Ended February 28, 2007 (Unaudited)
====================================================================================================================================
Investment Income
------------------------------------------------------------------------------------------------------------------------------------
   Interest (including $183,783 from affiliates)........................................................                $ 10,392,674
   Dividends from affiliates............................................................................                     113,973
                                                                                                                        ------------
   Total income ........................................................................................                  10,506,647
                                                                                                                        ------------
====================================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------------------------
   Investment advisory fees............................................................................. $  1,119,424
   Interest expense and fees............................................................................      500,691
   Service and distribution fees -- Investor B..........................................................      157,377
   Service and distribution fees -- Investor C1.........................................................      133,022
   Service fees -- Investor A1..........................................................................      127,573
   Accounting services..................................................................................       75,711
   Transfer agent fees -- Investor A1...................................................................       41,757
   Registration fees....................................................................................       28,587
   Printing and shareholder reports.....................................................................       26,412
   Professional fees....................................................................................       25,911
   Custodian fees.......................................................................................       15,812
   Transfer agent fees -- Investor B....................................................................       12,030
   Trustees' fees and expenses..........................................................................       10,484
   Transfer agent fees -- Investor C1...................................................................        8,201
   Pricing fees.........................................................................................        7,913
   Transfer agent fees -- Institutional.................................................................        6,841
   Service and distribution fees -- Investor C..........................................................        4,538
   Service fees -- Investor A...........................................................................        2,206
   Transfer agent fees -- Investor A....................................................................          295
   Transfer agent fees -- Investor C....................................................................          152
   Other................................................................................................       17,346
                                                                                                         ------------
   Total expenses before reimbursement..................................................................    2,322,283
   Reimbursement of expenses............................................................................      (12,138)
                                                                                                         ------------
   Total expenses after reimbursement...................................................................                   2,310,145
                                                                                                                        ------------
   Investment income -- net.............................................................................                   8,196,502
                                                                                                                        ------------
====================================================================================================================================
Realized & Unrealized Gain -- Net
------------------------------------------------------------------------------------------------------------------------------------
   Realized gain on:
       Investments -- net...............................................................................      984,465
       Financial futures contracts -- net...............................................................      101,058      1,085,523
                                                                                                         ------------
   Change in unrealized appreciation on investments -- net..............................................                   1,588,506
                                                                                                                        ------------
   Total realized and unrealized gain -- net............................................................                   2,674,029
                                                                                                                        ------------
   Net Increase in Net Assets Resulting from Operations.................................................                $ 10,870,531
                                                                                                                        ============

      See Notes to Financial Statements.


16      BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007

Statements of Changes in Net Assets
(As Restated for the Year Ended 2006. See Note 7)

                                                                                                         For the Six
                                                                                                        Months Ended     For the
                                                                                                        February 28,   Year Ended
                                                                                                            2007       August 31,
Increase (Decrease) in Net Assets:                                                                       (Unaudited)      2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
   Investment income -- net ........................................................................... $  8,196,502   $ 17,991,461
   Realized gain -- net ...............................................................................    1,085,523      4,983,714
   Change in unrealized appreciation -- net............................................................    1,588,506    (11,799,018)
                                                                                                        ---------------------------
   Net increase in net assets resulting from operations................................................   10,870,531     11,176,157
                                                                                                        ---------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
   Investment income -- net:
      Institutional....................................................................................     (883,110)    (1,703,239)
      Investor A.......................................................................................      (34,900)            --
      Investor A1......................................................................................   (5,262,870)   (11,284,726)
      Investor B.......................................................................................   (1,171,737)    (3,276,574)
      Investor C.......................................................................................      (14,540)            --
      Investor C1......................................................................................     (802,818)    (1,720,848)
   Realized gain -- net:
      Institutional....................................................................................      (13,753)            --
      Investor A.......................................................................................         (694)            --
      Investor A1......................................................................................      (84,095)            --
      Investor B.......................................................................................      (20,293)            --
      Investor C.......................................................................................         (381)            --
      Investor C1......................................................................................      (14,460)            --
                                                                                                        ---------------------------
   Net decrease in net assets resulting from dividends and distributions to shareholders ..............   (8,303,651)   (17,985,387)
                                                                                                        ---------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
   Net decrease in net assets derived from beneficial interest transactions............................  (10,889,991)   (20,461,128)
                                                                                                        ---------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
   Total decrease in net assets........................................................................   (8,323,111)   (27,270,358)
   Beginning of period.................................................................................  415,666,549    442,936,907
                                                                                                        ---------------------------
   End of period*...................................................................................... $407,343,438   $415,666,549
                                                                                                        ===========================
      * Undistributed investment income -- net......................................................... $    791,316   $    764,789
                                                                                                        ===========================

      See Notes to Financial Statements.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007      17

Financial Highlights
(As Restated for the Years Ended 2006, 2005, 2004, 2003 and 2002. See Note 7)

                                                                                        Institutional
                                                -----------------------------------------------------------------------------------
                                                  For the Six
                                                  Months Ended
The following per share data and ratios have      February 28,                     For the Year Ended August 31,
been derived from information provided in the        2007        ------------------------------------------------------------------
financial statements.                             (Unaudited)       2006           2005          2004         2003          2002
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period .......    $    11.52     $    11.70    $    11.72    $    11.54    $    11.81    $    11.77
                                                  ---------------------------------------------------------------------------------
  Investment income -- net** .................           .24            .51           .54           .56           .57           .58
  Realized and unrealized gain (loss) -- net .           .07           (.18)         (.02)          .17          (.27)          .04
                                                  ---------------------------------------------------------------------------------
  Total from investment operations ...........           .31            .33           .52           .73           .30           .62
                                                  ---------------------------------------------------------------------------------
  Less dividends and distributions:
      Investment income -- net ...............          (.24)          (.51)         (.54)         (.55)         (.57)         (.58)
      Realized gain -- net ...................            --++           --            --            --            --            --
                                                  ---------------------------------------------------------------------------------
  Total dividends and distributions ..........          (.24)          (.51)         (.54)         (.55)         (.57)         (.58)
                                                  ---------------------------------------------------------------------------------
  Net asset value, end of period .............    $    11.59     $    11.52    $    11.70    $    11.72    $    11.54    $    11.81
                                                  =================================================================================
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
  Based on net asset value per share .........          2.76%+         2.93%         4.50%         6.48%         2.54%         5.48%
                                                  =================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
  Expenses, net of reimbursement and excluding
    interest expense and fees ................           .68%*          .68%          .68%          .68%          .68%          .71%
                                                  =================================================================================
  Expenses, net of reimbursement .............           .93%*          .91%          .78%          .73%          .79%          .88%
                                                  =================================================================================
  Expenses ...................................           .93%*          .92%          .79%          .73%          .79%          .90%
                                                  =================================================================================
  Investment income -- net ...................          4.24%*         4.45%         4.60%         4.76%         4.84%         5.03%
                                                  =================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (in thousands) ...    $   42,906     $   42,053    $   36,105    $   36,132    $   39,841    $   42,873
                                                  =================================================================================
  Portfolio turnover .........................            25%            30%           27%           22%           26%           30%
                                                  =================================================================================

*     Annualized.
**    Based on average shares outstanding.
+     Aggregate total investment return.
++    Amount is less than $(.01) per share.

      See Notes to Financial Statements.


18      BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007

(As Restated for the Years Ended 2006, 2005, 2004, 2003 and 2002. See Note 7)

                                              Investor A                                       Investor A1
                                            --------------  -----------------------------------------------------------------------
                                               For the
                                            Period Oct. 2,   For the Six
                                              2006+ to       Months Ended
The following per share data and ratios      February 28,    February 28,                For the Year Ended August 31,
have been derived from information              2007            2007       --------------------------------------------------------
provided in the financial statements.        (Unaudited)     (Unaudited)     2006        2005         2004        2003         2002
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period .......   $  11.55     $  11.52     $  11.70    $  11.72    $  11.54    $  11.82    $  11.77
                                                 --------     ---------------------------------------------------------------------
  Investment income -- net** .................        .14          .24          .50         .53         .55         .56         .57
  Realized and unrealized gain (loss) -- net .        .09          .07         (.18)       (.03)        .17        (.28)        .05
                                                 --------     ---------------------------------------------------------------------
  Total from investment operations ...........        .23          .31          .32         .50         .72         .28         .62
                                                 --------     ---------------------------------------------------------------------
  Less dividends and distributions:
      Investment income -- net ...............       (.19)        (.24)        (.50)       (.52)       (.54)       (.56)       (.57)
      Realized gain -- net ...................         --@@         --@@         --          --          --          --          --
                                                 --------     ---------------------------------------------------------------------
  Total dividends and distributions ..........       (.19)        (.24)        (.50)       (.52)       (.54)       (.56)       (.57)
                                                 --------     ---------------------------------------------------------------------
  Net asset value, end of period .............   $  11.59     $  11.59     $  11.52    $  11.70    $  11.72    $  11.54    $  11.82
                                                 ========     =====================================================================
===================================================================================================================================
Total Investment Return***
-----------------------------------------------------------------------------------------------------------------------------------
  Based on net asset value per share .........       2.02%@       2.71%@       2.83%       4.40%       6.37%       2.35%       5.46%
                                                 ========     =====================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
  Expenses, net of reimbursement and excluding
    interest expense and fees ................        .93%*        .78%*        .78%        .78%        .78%        .78%        .81%
                                                 ========     =====================================================================
  Expenses, net of reimbursement .............       1.18%*       1.03%*       1.01%        .88%        .83%        .89%        .98%
                                                 ========     =====================================================================
  Expenses ...................................       1.19%*       1.04%*       1.02%        .89%        .83%        .89%       1.00%
                                                 ========     =====================================================================
  Investment income -- net ...................       4.00%*       4.16%*       4.35%       4.50%       4.66%       4.74%       4.93%
                                                 ========     =====================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (in thousands) ...   $  4,898     $255,346     $258,492    $264,482    $258,411    $247,184    $236,181
                                                 ========     =====================================================================
  Portfolio turnover .........................         25%          25%          30%         27%         22%         26%         30%
                                                 ========     =====================================================================

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
@     Aggregate total investment return.
@@    Amount is less than $(.01) per share.

      See Notes to Financial Statements.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007      19

(As Restated for the Years Ended 2006, 2005, 2004, 2003 and 2002. See Note 7)

                                                                                               Investor B
                                                        ---------------------------------------------------------------------------
                                                        For the Six
                                                        Months Ended
The following per share data and ratios                 February 28,                  For the Year Ended August 31,
have been derived from information                         2007      --------------------------------------------------------------
provided in the financial statements.                   (Unaudited)     2006          2005         2004         2003          2002
===================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period................ $  11.53     $  11.70      $  11.72     $  11.54      $  11.82     $  11.77
                                                        ---------------------------------------------------------------------------
   Investment income -- net**..........................      .21          .46           .48          .50           .51          .52
   Realized and unrealized gain (loss) -- net..........      .07         (.17)         (.02)         .18          (.28)         .05
                                                        ---------------------------------------------------------------------------
   Total from investment operations....................      .28          .29           .46          .68           .23          .57
                                                        ---------------------------------------------------------------------------
   Less dividends and distributions:
       Investment income -- net........................     (.21)        (.46)         (.48)        (.50)         (.51)        (.52)
       Realized gain -- net............................       --++         --            --           --            --           --
                                                        ---------------------------------------------------------------------------
   Total dividends and distributions...................     (.21)        (.46)         (.48)        (.50)         (.51)        (.52)
                                                        ---------------------------------------------------------------------------
   Net asset value, end of period...................... $  11.60     $  11.53      $  11.70     $  11.72      $  11.54     $  11.82
                                                        ===========================================================================
===================================================================================================================================
Total Investment Return***
-----------------------------------------------------------------------------------------------------------------------------------
   Based on net asset value per share..................     2.51%+       2.50%         3.98%        5.94%         1.93%        5.04%
                                                        ===========================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
   Expenses, net of reimbursement and excluding
      interest expense and fees........................     1.18%*       1.18%         1.19%        1.18%         1.19%        1.22%
                                                        ===========================================================================
   Expenses, net of reimbursement......................     1.43%*       1.42%         1.29%        1.24%         1.29%        1.38%
                                                        ===========================================================================
   Expenses............................................     1.44%*       1.42%         1.29%        1.24%         1.30%        1.41%
                                                        ===========================================================================
   Investment income -- net............................     3.73%*       3.95%         4.10%        4.25%         4.34%        4.52%
                                                        ===========================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (in thousands)............ $ 58,839     $ 69,647      $ 96,650     $118,304      $151,276     $194,733
                                                        ===========================================================================
   Portfolio turnover..................................       25%          30%           27%          22%           26%          30%
                                                        ===========================================================================

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
+     Aggregate total investment return.
++    Amount is less than $(.01) per share.

      See Notes to Financial Statements.


20      BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007

Financial Highlights (concluded)
(As Restated for the Years Ended 2006, 2005, 2004, 2003 and 2002. See Note 7)

                                                  Investor C
                                                --------------                                   Investor C1
                                                    For the     -------------------------------------------------------------------
                                                Period Oct. 2,  For the Six
                                                    2006+ to    Months Ended
The following per share data and ratios           February 28,  February 28,              For the Year Ended August 31,
have been derived from information                   2007          2007     -------------------------------------------------------
provided in the financial statements.             (Unaudited)   (Unaudited)   2006        2005        2004        2003        2002
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
    Net asset value, beginning of period........... $ 11.55     $ 11.52     $ 11.70     $ 11.72     $ 11.54     $ 11.82     $ 11.77
                                                    -------     -------------------------------------------------------------------
    Investment income -- net**.....................     .13         .21         .44         .47         .49         .50         .51
    Realized and unrealized gain (loss) -- net.....     .06         .07        (.18)       (.02)        .17        (.28)        .05
                                                    -------     -------------------------------------------------------------------
    Total from investment operations...............     .19         .28         .26         .45         .66         .22         .56
                                                    -------     -------------------------------------------------------------------
    Less dividends and distributions:
        Investment income -- net...................    (.15)       (.21)       (.44)       (.47)       (.48)       (.50)       (.51)
        Realized gain -- net.......................      --@@        --@@        --          --          --          --          --
                                                    -------     -------------------------------------------------------------------
    Total dividends and distributions..............    (.15)       (.21)       (.44)       (.47)       (.48)       (.50)       (.51)
                                                    -------     -------------------------------------------------------------------
    Net asset value, end of period ................ $ 11.59     $ 11.59     $ 11.52     $ 11.70     $ 11.72     $ 11.54     $ 11.82
                                                    =======     ===================================================================
===================================================================================================================================
Total Investment Return***
-----------------------------------------------------------------------------------------------------------------------------------
    Based on net asset value per share.............    1.71%@      2.46%@      2.31%       3.88%       5.84%       1.83%       4.94%
                                                    =======     ===================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
    Expenses, net of reimbursement and excluding
      interest expense and fees....................    1.69%*      1.29%*      1.28%       1.29%       1.28%       1.29%       1.32%
                                                    =======     ===================================================================
    Expenses, net of reimbursement.................    1.94%*      1.54%*      1.52%       1.39%       1.34%       1.39%       1.48%
                                                    =======     ===================================================================
    Expenses.......................................    1.94%*      1.54%*      1.52%       1.39%       1.34%       1.40%       1.51%
                                                    =======     ===================================================================
    Investment income -- net.......................    3.24%*      3.65%*      3.85%       4.00%       4.15%       4.24%       4.42%
                                                    =======     ===================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (in thousands)....... $ 2,050     $43,304     $45,474     $45,700     $46,900     $50,197     $36,983
                                                    =======     ===================================================================
    Portfolio turnover.............................      25%         25%         30%         27%         22%         26%         30%
                                                    =======     ===================================================================

*     Annualized.
**    Based on average shares outstanding.
***   Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
@     Aggregate total investment return.
@@    Amount is less than $(.01) per share.

      See Notes to Financial Statements.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007      21

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock California Insured Municipal Bond Fund (the "Fund") is part of BlackRock California Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund offers multiple classes of shares. Effective October 2, 2006, Class I, Class A, Class B and Class C Shares were redesignated Institutional, Investor A1, Investor B and Investor C1 Shares, respectively. Newly created Investor A and Investor C Shares commenced operations on October 2, 2006. Institutional Shares are sold only to certain eligible investors. Investor A and Investor A1 Shares are sold with a front-end sales charge. Shares of Investor B, Investor C and Investor C1 may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor A1, Investor B, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on certain changes to the Investor A1 distribution plan). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Municipal bonds are traded primarily in the over-the-counter ("OTC") markets and are valued at the last available bid price in the OTC market or on the basis of values as obtained by a pricing service. Pricing services use valuation matrixes that incorporate both dealer-supplied valuations and valuation models. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general direction of the Board of Trustees. Such valuations and procedures are reviewed periodically by the Board of Trustees of the Fund. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing prices as of the close of such exchanges. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the OTC market, valuation is the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund's pricing service. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, under which method the investment is valued at cost and any premium or discount is amortized on a straight line basis to maturity. Investments in open-end investment companies are valued at their net asset value each business day. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Fund.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Forward interest rate swaps -- The Fund may enter into forward interest rate swaps. In a forward interest rate swap, the Fund and the counterparty agree to make periodic net payments on a specified notional contract amount, commencing on a specified future effective date, unless terminated earlier. When the agreement is closed,


22      BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007
      the Fund records a realized gain or loss in an amount equal to the value of the agreement.

o Swaps -- The Fund may enter into swap agreements, which are OTC contracts in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are also realized upon termination of the swap agreements. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements

(c) Municipal bonds held in trust -- The Fund invests in leveraged residual certificates ("TOB Residuals") issued by tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. The Fund's transfers of the municipal securities to a TOB do not qualify for sale treatment under Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," therefore the municipal securities deposited into a TOB are presented in the Fund's schedules of investments and the proceeds from the transactions are reported as a liability for trust certificates of the Fund. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At February 28, 2007, the aggregate value of the underlying municipal securities transferred to TOBs was $57,466,481, the related liability for trust certificates was $27,142,500 and the range of interest rates on the liability for trust certificates was 3.35% to 3.93%.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund's investments in TOB Residuals likely will adversely affect the Fund's investment income -- net and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund's net asset value per share.

While the Fund's investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Fund to borrow money for purposes of making investments. The Fund's management believes that the Fund's restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

(d) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) Recent accounting pronouncements -- In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007      23

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

(f) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(g) Expenses -- Certain expenses have been allocated to the individual funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each fund included in the Trust.

(h) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("), with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

The Investment Advisory Agreement between the Fund and BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Fund's Manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner. The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $500 million; .525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .50% of average daily net assets in excess of $1 billion.

In addition, the Manager (and previously FAM) has agreed to reimburse its advisory fee by the amount of advisory fees the Fund pays to FAM indirectly through its investment in CMA California Municipal Money Fund. For the period July 1, 2006 to September 29, 2006, FAM reimbursed the Fund in the amount of $2,196 and for the period September 30, 2006 to February 28, 2007 and the Manager reimbursed the Fund in the amount of $9,942.

In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC, an affiliate of the Manager, under which the Manager pays the Sub-Adviser, for services it provides, a monthly fee that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid


24      BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007
monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Service         Distribution
                                                      Fee                Fee
--------------------------------------------------------------------------------

Investor A......................................      .25%                --
Investor A1.....................................      .10%                --
Investor B......................................      .25%               .25%
Investor C......................................      .25%               .75%
Investor C1.....................................      .25%               .35%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, provides shareholder servicing and distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder services to Investor A, Investor A1, Investor B, Investor C and Investor C1 shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder servicing and distribution-related services to Investor B, Investor C and Investor C1 shareholders.

For the six months ended February 28, 2007, FAMD, the Fund's sole Distributor until September 29, 2006, earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Investor A and Investor A1 Shares as follows:

--------------------------------------------------------------------------------
                                                         FAMD             MLPF&S
--------------------------------------------------------------------------------

Investor A.....................................        $ 2,803           $25,831
Investor A1....................................        $   963           $ 8,357
--------------------------------------------------------------------------------

For the six months ended February 28, 2007, MLPF&S received contingent deferred sales charges of $9,769, $128 and $177 relating to transactions in Investor B, Investor C and Investor C1 Shares, respectively.

Furthermore, MLPF&S received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers in Investor A1 Shares of $10,251.

For the six months ended February 28, 2007, the Fund reimbursed FAM and the Manager $669 and $3,344, respectively, for certain accounting services.

Effective September 29, 2006, PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, became the Fund's transfer agent. Prior to September 29, 2006, the Fund's transfer agent was Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch.

Prior to September 29, 2006, certain officers and/or trustees of the Fund were officers and/or directors of FAM, PSI, FDS, FAMD, Merrill Lynch, MLIM, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2007 were $107,064,044 and $100,529,104, respectively.

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $10,889,991 and $20,461,128 for the six months ended February 28, 2007 and the year ended August 31, 2006, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the
Six Months Ended                                                       Dollar
February 28, 2007                                   Shares             Amount
-------------------------------------------------------------------------------
Shares sold.................................        393,164         $ 4,540,611
Shares issued to shareholders in
  reinvestment of dividends
  and distributions.........................         41,431             479,407
                                                 ------------------------------
Total issued................................        434,595           5,020,018
Shares redeemed.............................       (383,730)         (4,428,739)
                                                 ------------------------------
Net increase................................         50,865         $   591,279
                                                 ==============================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended August 31, 2006                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold.................................        990,715         $11,381,126
Shares issued to shareholders in
  reinvestment of dividends.................         75,044             863,077
                                                 ------------------------------
Total issued................................      1,065,759          12,244,203
Shares redeemed.............................       (501,223)         (5,766,334)
                                                 ------------------------------
Net increase................................        564,536         $ 6,477,869
                                                 ==============================

-------------------------------------------------------------------------------
Investor A Shares for the
Period October 2, 2006+ to                                             Dollar
February 28, 2007                                   Shares             Amount
-------------------------------------------------------------------------------
Shares sold.................................        428,387          $4,944,529
Shares issued to shareholders in
  reinvestment of dividends
and distributions...........................          1,792              20,734
                                                 ------------------------------
Total issued................................        430,179           4,965,263
Shares redeemed.............................         (7,443)            (86,069)
                                                 ------------------------------
Net increase................................        422,736          $4,879,194
                                                 ==============================

+     Commencement of operations.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007      25

-------------------------------------------------------------------------------
Investor A1 Shares for the
Six Months Ended                                                       Dollar
February 28, 2007                                   Shares             Amount
-------------------------------------------------------------------------------
Shares sold.................................        581,306        $  6,702,972
Automatic conversion of shares..............         51,220             589,539
Shares issued to shareholders in
  reinvestment of dividends
  and distributions.........................        217,833           2,521,061
                                                 ------------------------------
Total issued................................        850,359           9,813,572
Shares redeemed.............................     (1,261,458)        (14,577,289)
                                                 ------------------------------
Net decrease................................       (411,099)       $ (4,763,717)
                                                 ==============================

-------------------------------------------------------------------------------
Investor A1 Shares for the Year                                        Dollar
Ended August 31, 2006                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold.................................      1,479,802        $ 17,017,821
Automatic conversion of shares..............      1,057,574          12,158,609
Shares issued to shareholders in
  reinvestment of dividends
  and distributions.........................        456,697           5,254,757
                                                 ------------------------------
Total issued................................      2,994,073          34,431,187
Shares redeemed.............................     (3,160,727)        (36,358,719)
                                                 ------------------------------
Net decrease................................       (166,654)       $ (1,927,532)
                                                 ==============================

-------------------------------------------------------------------------------
Investor B Shares for the
Six Months Ended                                                       Dollar
February 28, 2007                                   Shares             Amount
-------------------------------------------------------------------------------
Shares sold.................................         22,833        $    264,233
Shares issued to shareholders in
  reinvestment of dividends
  and distributions.........................         41,718             483,114
                                                 ------------------------------
Total issued................................         64,551             747,347
                                                 ------------------------------
Shares redeemed.............................       (982,727)        (11,348,434)
Automatic conversion of shares..............        (51,220)           (589,539)
                                                 ------------------------------
Total redemptions...........................     (1,033,947)        (11,937,973)
                                                 ------------------------------
Net decrease................................       (969,396)       $(11,190,626)
                                                 ==============================

-------------------------------------------------------------------------------
Investor B Shares for the Year                                         Dollar
Ended August 31, 2006                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold.................................        101,383        $  1,190,423
Shares issued to shareholders in
  reinvestment of dividends.................        110,858           1,276,508
                                                 ------------------------------
Total issued................................        212,241           2,466,931
                                                 ------------------------------
Shares redeemed.............................     (1,371,215)        (15,780,754)
Automatic conversion of shares..............     (1,057,090)        (12,158,609)
                                                 ------------------------------
Total redemptions...........................     (2,428,305)        (27,939,363)
                                                 ------------------------------
Net decrease................................     (2,216,064)       $(25,472,432)
                                                 ==============================

-------------------------------------------------------------------------------
Investor C Shares for the
Period October 2, 2006+                                                Dollar
to February 28, 2007                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold.................................        178,804          $2,066,083
Shares issued to shareholders in
  reinvestment of dividends.................            844               9,761
                                                 ------------------------------
Total issued................................        179,648           2,075,844
Shares redeemed.............................         (2,847)            (32,977)
                                                 ------------------------------
Net increase................................        176,801          $2,042,867
                                                 ==============================

+     Commencement of operations.

-------------------------------------------------------------------------------
Investor C1 Shares for the
Six Months Ended                                                       Dollar
February 28, 2007                                   Shares             Amount
-------------------------------------------------------------------------------
Shares sold.................................         51,790         $   597,170
Shares issued to shareholders in
  reinvestment of dividends
  and distributions.........................         38,020             440,046
                                                 ------------------------------
Total issued................................         89,810           1,037,216
Shares redeemed.............................       (301,633)         (3,486,204)
                                                 ------------------------------
Net decrease................................       (211,823)        $(2,448,988)
                                                 ==============================

-------------------------------------------------------------------------------
Investor C1 Shares for the Year                                        Dollar
Ended August 31, 2006                               Shares             Amount
-------------------------------------------------------------------------------
Shares sold.................................        831,944         $ 9,553,375
Shares issued to shareholders in
  reinvestment of dividends.................         75,587             870,003
                                                 ------------------------------
Total issued................................        907,531          10,423,378
Shares redeemed.............................       (866,124)         (9,962,411)
                                                 ------------------------------
Net increase................................         41,407         $   460,967
                                                 ==============================

5. Short-Term Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 22, 2006, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of .06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended February 28, 2007.

6. Capital Loss Carryforward:

On August 31, 2006, the Fund had a net capital loss carry forward of $1,295,867, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.


26      BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007

Notes to Financial Statements (concluded)

7. Restatement Information:

During the six months ended February 28, 2007, the Fund determined that the criteria for sale accounting in Statement of Financial Accounting Standards No. 140 had not been met for certain transfers of municipal bonds and that these transfers should have been accounted for as secured borrowings rather than as sales. Accordingly, the Fund has restated the Statement of Changes in Net Assets for the year ended August 31, 2006 and the financial highlights for the years ended August 31, 2006, 2005, 2004, 2003 and 2002. The effects of the restatement were to record the transfers of the municipal bonds as secured borrowings, to give effect to offsetting changes in realized gain -- net and in the change in unrealized appreciation/depreciation -- net on the transferred municipal securities and to give effect to interest on the bonds as interest income and interest on the secured borrowings as interest expense.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
For the Year Ended August 31, 2006
--------------------------------------------------------------------------------
                                             Previously
                                              Reported             Restated
--------------------------------------------------------------------------------
Realized gain -- net.................       $  5,454,817         $  4,983,714
Change in unrealized
  appreciation -- net................       $(12,270,121)        $(11,799,018)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Financial Highlights
For the Years Ended August 31, 2006, 2005, 2004, 2003 and 2002
------------------------------------------------------------------------------------------------------------------------------------
                        2006                    2005                    2004                    2003                    2002
               ---------------------   ---------------------   ---------------------   ---------------------   ---------------------
               Previously              Previously              Previously              Previously              Previously
Institutional   Reported    Restated    Reported    Restated    Reported    Restated    Reported    Restated    Reported    Restated
------------------------------------------------------------------------------------------------------------------------------------
Expenses,
  net of
  reimbursement..   .68%        .91%        .68%        .78%        .68%        .73%        .68%        .79%        .71%        .88%
Expenses.........   .68%        .92%        .68%        .79%        .68%        .73%        .68%        .79%        .74%        .90%
Portfolio
  turnover....... 37.90%         30%      30.78%         27%      24.69%         22%      29.70%         26%      37.35%         30%
------------------------------------------------------------------------------------------------------------------------------------

                        2006                    2005                    2004                    2003                    2002
               ---------------------   ---------------------   ---------------------   ---------------------   ---------------------
               Previously              Previously              Previously              Previously              Previously
Investor A1     Reported    Restated    Reported    Restated    Reported    Restated    Reported    Restated    Reported    Restated
------------------------------------------------------------------------------------------------------------------------------------
Expenses,
  net of
  reimbursement..   .78%       1.01%        .78%        .88%        .78%        .83%        .78%        .89%        .81%        .98%
Expenses.........   .78%       1.02%        .78%        .89%        .78%        .83%        .78%        .89%        .84%       1.00%
Portfolio
  turnover....... 37.90%         30%      30.78%         27%      24.69%         22%      29.70%         26%      37.35%         30%
------------------------------------------------------------------------------------------------------------------------------------

                        2006                    2005                    2004                    2003                    2002
               ---------------------   ---------------------   ---------------------   ---------------------   ---------------------
               Previously              Previously              Previously              Previously              Previously
Investor B      Reported    Restated    Reported    Restated    Reported    Restated    Reported    Restated    Reported    Restated
------------------------------------------------------------------------------------------------------------------------------------
Expenses,
  net of
  reimbursement..  1.18%       1.42%       1.19%       1.29%       1.18%       1.24%       1.19%       1.29%       1.22%       1.38%
Expenses.........  1.19%       1.42%       1.19%       1.29%       1.18%       1.24%       1.19%       1.30%       1.25%       1.41%
Portfolio
  turnover....... 37.90%         30%      30.78%         27%      24.69%         22%      29.70%         26%      37.35%         30%
------------------------------------------------------------------------------------------------------------------------------------

                        2006                    2005                    2004                    2003                    2002
               ---------------------   ---------------------   ---------------------   ---------------------   ---------------------
               Previously              Previously              Previously              Previously              Previously
Investor C1     Reported    Restated    Reported    Restated    Reported    Restated    Reported    Restated    Reported    Restated
------------------------------------------------------------------------------------------------------------------------------------
Expenses,
  net of
  reimbursement..  1.28%       1.52%       1.29%       1.39%       1.28%       1.34%       1.29%       1.39%       1.32%       1.48%
Expenses.........  1.29%       1.52%       1.29%       1.39%       1.28%       1.34%       1.29%       1.40%       1.35%       1.51%
Portfolio
  turnover....... 37.90%         30%      30.78%         27%      24.69%         22%      29.70%         26%      37.35%         30%
------------------------------------------------------------------------------------------------------------------------------------

While the Statements of Assets and Liabilities for the Fund as of August 31, 2006, 2005, 2004, 2003 and 2002, not presented herein, have not been reissued to give effect to the restatements, the principal effects of the restatements would be to increase investments and liability for trust certificates by corresponding amounts at each year, with no effect on previously reported net assets.

The Statements of Operations for the Fund for the years ended August 31, 2006, 2005, 2004, 2003 and 2002, not presented herein, have not been reissued to give effect to the restatements. However, the principal effects of the restatements would be to increase interest income and interest expense and fees by corresponding amounts each year, and, where applicable, to revise realized gain
(loss) on investments -- net, and the change in unrealized appreciation/depreciation on investments -- net, by corresponding and offsetting amounts.

The Statements of Changes in Net Assets for the Fund for the years ended August 31, 2005, 2004, 2003 and 2002, not presented herein, have not been reissued to give effect to the restatements, but the principal effects of the restatements, where applicable, would be to revise previously reported realized gain (loss) on investments -- net, and change in unrealized appreciation/depreciation -- net, by corresponding and offsetting amounts.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007      27

Officers and Trustees

Robert C. Doll, Jr., President and Trustee
James H. Bodurtha, Trustee
Kenneth A. Froot, Trustee
Joe Grills, Trustee
Herbert I. London, Trustee
Roberta Cooper Ramo, Trustee
Robert S. Salomon, Jr., Trustee
Donald C. Burke, Vice President and Treasurer
John M. Loffredo, Senior Vice President
Walter C. O'Connor, Vice President
Jeffrey Hiller, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

--------------------------------------------------------------------------------
Effective April 13, 2007, Jeffrey Hiller resigned his position as Chief Compliance Officer of the Fund. Also effective April 13, 2007, Karen Clark was appointed Chief Compliance Officer of the Fund. Ms. Clark has been a Managing Director of BlackRock, Inc. since 2007. She was a Director thereof from 2005 to 2007. Prior to that, Ms. Clark was a principal and senior compliance officer at State Street Global Advisors from 2001 to 2005. Ms. Clark was a principal consultant with PricewaterhouseCoopers, LLP from 1998 to 2001. From 1993 to 1998, Ms. Clark was Branch Chief, Division of Investment Management and Office of Compliance Examinations, with the U.S. Securities and Exchange Commission.
--------------------------------------------------------------------------------


28      BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007

BlackRock Funds

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock Web site at http://www.blackrock.com/edelivery
2)    Select eDelivery under the More Information section
3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be house holded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007      29

BlackRock Funds (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Trustees. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling
(800) 441-7762, or on the Web site of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


30      BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007

A World-Class Mutual Fund Family

BlackRock now offers an expanded lineup of open-end mutual funds. Our range includes more than 85 funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Portfolios

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio*
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Global Technology Fund
BlackRock Global Value Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Investment Trust
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Capital Appreciation Portfolio
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Portfolios

BlackRock Bond Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Real Investment Fund
BlackRock Short-Term Bond Fund
BlackRock Total Return Portfolio
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Portfolios

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Money Market Portfolios

BlackRock Money Market Portfolio
BlackRock Municipal Money Market Portfolio@
BlackRock NC Municipal MM Portfolio@
BlackRock NJ Municipal MM Portfolio@
BlackRock OH Municipal MM Portfolio@
BlackRock PA Municipal MM Portfolio@
BlackRock Summit Cash Reserves Fund*
BlackRock U.S. Treasury MM Portfolio
BlackRock VA Municipal MM Portfolio@

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.
@     Tax-exempt fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


 BLACKROCK CALIFORNIA INSURED MUNICIPAL BOND FUND      FEBRUARY 28, 2007      31

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock California Insured Municipal Bond Fund
Of BlackRock California Municipal Series Trust
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                       BLACKROCK

                                                                     #10329-2/07

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 23, 2007


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock California Insured Municipal Bond Fund of BlackRock California Municipal Series Trust

Date: April 23, 2007